Risk and Capital Management - Summary of Collateral Held for Loan and Lease Operations Portfolio (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	R$ 394,023	R$ 304,896
Fair value of collateral	957,004	703,388
Carrying value of the assets	48,709	20,442
Fair value of collateral	37,682	10,850
Micro, small and medium companies and corporates
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	151,129	115,608
Fair value of collateral	444,696	311,043
Carrying value of the assets	31,582	11,097
Fair value of collateral	27,011	6,142
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	161,987	123,367
Fair value of collateral	309,489	222,300
Carrying value of the assets	15,381	7,348
Fair value of collateral	9,050	2,841
Individuals [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	80,907	65,921
Fair value of collateral	202,819	170,045
Carrying value of the assets	1,746	1,997
Fair value of collateral	1,621	1,867
Individuals [member] | Vehicles [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	21,595	17,720
Fair value of collateral	44,673	37,355
Carrying value of the assets	999	1,102
Fair value of collateral	918	1,020
Individuals [member] | Personal loan [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	1,960	978
Fair value of collateral	6,759	2,982
Carrying value of the assets	737	857
Fair value of collateral	698	819
Individuals [member] | Mortgages [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	57,352	47,223
Fair value of collateral	151,387	129,708
Carrying value of the assets	10	38
Fair value of collateral	R$ 5	R$ 28